Stock Options (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock Options
Number of shares authorized			412,375
Stock option term (in years)	20 years		20 years
Stock-based compensation expense	$ 800,000	$ 500,000	$ 670,243	$ 716,537
Stock-based compensation expense related to awards not yet recognized	$ 1,300,000		$ 890,031
Weighted average period for stock-based compensation expense related to awards not yet recognized	1 year 7 months 6 days		3 years
Minimum
Stock Options
Stock option vesting period (in years)	1 year		1 year
Maximum
Stock Options
Stock option vesting period (in years)	3 years		3 years
Class A common shares
Stock Options
Number of shares authorized	415,295